RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative)	12 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2024 CAD ($)	Jul. 31, 2025 CAD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Service fees	$ 11,140	$ 16,701
Loan received from related parties		200,000
Repayment of Loan to related parties		202,000
Interest paid		$ 2,000	$ (409)